Related Party Transactions (Details)			12 Months Ended
	Jul. 01, 2022 USD ($)	Jun. 01, 2013 AUD ($) $ / shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jul. 01, 2021 AUD ($)	Jul. 01, 2020 AUD ($)
Related Party Transactions (Details) [Line Items]
Rental expense				$ 38,940
Warehousing distribution								$ 77,000	$ 70,000
Additional payable					$ 35,000
Warehousing distribution (in Dollars)	$ 55,000
Legal services (in Dollars)						$ 20,000
Wattle Laboratories Pty Ltd [Member]
Related Party Transactions (Details) [Line Items]
Rental expense			$ 44,667		$ 42,364		$ 40,607
Grandlodge Capital Pty Ltd [Member]
Related Party Transactions (Details) [Line Items]
Warehousing, distribution and invoicing services		$ 70,000
Share issued price per share (in Dollars per share) | $ / shares		$ 0.16
Chief Operating Officer [Member]
Related Party Transactions (Details) [Line Items]
Related party transactions (in Dollars)				$ 17,065